ADAMS DIVERSIFIED EQUITY FUND, INC.
Schedule of Investments

March 31, 2019
(unaudited)
	Shares	Value (a)
Common Stocks — 99.5%
Communication Services — 8.1%
Alphabet Inc. Class A (b)	27,400	$32,246,786
Alphabet Inc. Class C (b)	11,997	14,076,200
AT&T Inc.	853,282	26,758,924
Comcast Corporation Class A	668,200	26,714,636
Facebook, Inc. Class A (b)	91,100	15,185,459
Netflix, Inc. (b)	50,300	17,934,968
Verizon Communications Inc.	86,800	5,132,484
Walt Disney Company	68,800	7,638,864
		145,688,321
Consumer Discretionary — 11.0%
Advance Auto Parts, Inc.	81,900	13,966,407
Amazon.com, Inc. (b)	41,300	73,544,975
Chipotle Mexican Grill, Inc. (b)	24,100	17,118,471
Dollar General Corporation	152,437	18,185,734
Lowe's Companies, Inc.	152,800	16,727,016
NIKE, Inc. Class B	315,800	26,593,518
Tractor Supply Company	159,000	15,543,840
Ulta Beauty, Inc.	46,400	16,181,072
		197,861,033
Consumer Staples — 6.7%
Coca-Cola Company	161,800	7,581,948
Costco Wholesale Corporation	70,300	17,022,442
Mondelez International, Inc. Class A	244,500	12,205,440
PepsiCo, Inc.	134,400	16,470,720
Philip Morris International Inc.	197,000	17,412,830
Procter & Gamble Company	115,350	12,002,167
Unilever plc Sponsored ADR	193,400	11,163,048
Walmart Inc.	261,800	25,533,354
		119,391,949
Energy — 5.3%
Adams Natural Resources Fund, Inc. (c)(g)	2,186,774	36,672,200
BP plc Sponsored ADR	80,800	3,532,576
Diamondback Energy, Inc.	74,200	7,533,526
EOG Resources, Inc.	87,200	8,299,696
Exxon Mobil Corporation	168,400	13,606,720
Marathon Petroleum Corporation	167,525	10,026,371
Occidental Petroleum Corporation	133,100	8,811,220
Royal Dutch Shell plc Sponsored ADR Class B	54,900	3,510,855
Total S.A. ADR	60,800	3,383,520
		95,376,684

Schedule of Investments (continued)

March 31, 2019
(unaudited)
	Shares	Value (a)
Financials — 12.6%
Aflac Incorporated	245,900	$12,295,000
American Express Company	152,600	16,679,180
Bank of America Corp.	1,325,500	36,570,545
Berkshire Hathaway Inc. Class B (b)	171,600	34,472,724
Fifth Third Bancorp	538,700	13,586,014
Intercontinental Exchange, Inc.	279,000	21,243,060
JPMorgan Chase & Co.	298,200	30,186,786
Raymond James Financial, Inc.	237,400	19,089,334
Travelers Companies, Inc.	134,400	18,434,304
U.S. Bancorp	447,000	21,540,930
Wells Fargo & Company	55,300	2,672,096
		226,769,973
Health Care — 14.9%
Abbott Laboratories	376,100	30,065,434
Alexion Pharmaceuticals, Inc. (b)	146,700	19,830,906
Amgen Inc.	75,700	14,381,486
Centene Corporation (b)	131,800	6,998,580
Edwards Lifesciences Corporation (b)	122,900	23,514,457
Johnson & Johnson	137,800	19,263,062
Medtronic plc	222,700	20,283,516
Merck & Co., Inc.	441,300	36,702,921
Pfizer Inc.	211,940	9,001,092
Thermo Fisher Scientific Inc.	130,400	35,693,088
UnitedHealth Group Incorporated	145,500	35,976,330
Zoetis Inc. Class A	148,500	14,949,495
		266,660,367
Industrials — 9.5%
Boeing Company	71,800	27,385,956
Cintas Corporation	48,400	9,782,124
Delta Air Lines, Inc.	216,200	11,166,730
General Electric Company	246,500	2,462,535
HD Supply Holdings, Inc. (b)	204,800	8,878,080
Honeywell International Inc.	203,000	32,260,760
Parker-Hannifin Corporation	101,300	17,385,106
Republic Services, Inc.	112,400	9,034,712
Southwest Airlines Co.	139,000	7,215,490
Union Pacific Corporation	175,700	29,377,040
United Technologies Corporation	115,200	14,848,128
		169,796,661

Schedule of Investments (continued)

March 31, 2019
(unaudited)
	Shares	Value (a)
Information Technology — 23.1%
Accenture plc Class A	147,000	$25,874,940
Adobe Systems Incorporated (b)	110,100	29,340,549
Apple Inc.	292,300	55,522,385
Broadcom Inc.	61,600	18,523,736
Broadridge Financial Solutions, Inc.	67,300	6,978,337
Cisco Systems, Inc.	607,200	32,782,728
Lam Research Corporation	49,800	8,914,698
Mastercard Incorporated Class A	139,100	32,751,095
Microsoft Corporation	789,900	93,160,806
Oracle Corporation	122,200	6,563,362
Palo Alto Networks, Inc. (b)	71,400	17,341,632
salesforce.com, inc. (b)	139,800	22,140,126
Texas Instruments Incorporated	156,100	16,557,527
Visa Inc. Class A	301,400	47,075,666
		413,527,587
Materials — 2.1%
Air Products and Chemicals, Inc.	58,100	11,094,776
Ball Corporation	103,000	5,959,580
DowDuPont Inc.	172,200	9,179,982
Sherwin-Williams Company	24,900	10,724,679
		36,959,017
Real Estate — 2.8%
American Tower Corporation	85,900	16,927,454
AvalonBay Communities, Inc.	53,600	10,759,128
Prologis, Inc.	218,000	15,685,100
Simon Property Group, Inc.	41,700	7,598,157
		50,969,839
S&P 500 Index — 0.2%
SPDR S&P 500 ETF Trust	15,700	4,434,936

Utilities — 3.2%
Exelon Corporation	299,300	15,003,909
NextEra Energy, Inc.	99,000	19,138,680
Public Service Enterprise Group Incorporated	173,900	10,331,399
WEC Energy Group Inc.	166,200	13,143,096
		57,617,084
Total Common Stocks
(Cost $1,198,655,064)		1,785,053,451

Schedule of Investments (continued)

March 31, 2019
(unaudited)
	Shares	Value (a)
Other Investments — 0.0%
Financials — 0.0%
Adams Funds Advisers, LLC (b)(d)(g)
(Cost $150,000)		$471,000
Short-Term Investments — 0.4%
Money Market Funds — 0.4%
Fidelity Investments Money Market Funds - Prime Money Market Portfolio (Institutional Class), 2.50% (e)	5,407,980	5,410,143
Northern Institutional Treasury Portfolio, 2.32% (e)	1,020,773	1,020,773
Total Short-Term Investments
(Cost $6,429,926)		6,430,916
Total — 99.9%
(Cost $1,205,234,990)		1,791,955,367
Other Assets Less Liabilities — 0.1%		2,080,306
Net Assets — 100.0%		$1,794,035,673

Schedule of Investments (continued)

March 31, 2019
(unaudited)
Total Return Swap Agreements — 0.1%
Description					Value and Unrealized Appreciation (Assets)	Value and Unrealized Depreciation (Liabilities)
Terms	Contract Type	Underlying Security	Termination Date	Notional Amount
Receive total return on underlying security and pay financing amount based on notional amount and daily U.S. Federal Funds rate plus 0.55%.	Long	Robert Half International Inc. (141,500 shares)	2/12/2020	$8,264,364	$944,767	$—
Pay total return on underlying security and receive financing amount based on notional amount and daily U.S. Federal Funds rate less 0.45%.	Short	Industrial Select Sector SPDR Fund (121,600 shares)	2/12/2020	(8,161,196)	—	(978,637)

Receive total return on underlying security and pay financing amount based on notional amount and daily U.S. Federal Funds rate plus 0.55%.	Long	Apple Inc. (53,600 shares)	3/3/2020	8,350,339	1,827,675	—
Pay total return on underlying security and receive financing amount based on notional amount and daily U.S. Federal Funds rate less 0.45%.	Short	Technology Select Sector SPDR Fund (128,400 shares)	3/3/2020	(8,328,396)	—	(1,175,181)

Receive total return on underlying security and pay financing amount based on notional amount and daily U.S. Federal Funds rate plus 0.55%.	Long	Anadarko Petroleum Corporation (199,700 shares)	4/16/2020	8,856,036	215,416	—
Pay total return on underlying security and receive financing amount based on notional amount and daily U.S. Federal Funds rate less 0.45%.	Short	Energy Select Sector SPDR Fund (133,900 shares)	4/16/2020	(8,844,590)	—	(70,445)

Receive total return on underlying security and pay financing amount based on notional amount and daily U.S. Federal Funds rate plus 0.55%.	Long	WestRock Company (242,800 shares)	4/24/2020	8,989,791	316,417	—
Pay total return on underlying security and receive financing amount based on notional amount and daily U.S. Federal Funds rate less 0.45%.	Short	Materials Select Sector SPDR Fund (164,100 shares)	4/24/2020	(8,941,645)	—	(162,492)

Receive total return on underlying security and pay financing amount based on notional amount and daily U.S. Federal Funds rate plus 0.55%.	Long	Fidelity National Information Services, Inc. (80,800 shares)	4/29/2020	8,863,429	274,316	—
Pay total return on underlying security and receive financing amount based on notional amount and daily U.S. Federal Funds rate less 0.45%.	Short	Technology Select Sector SPDR Fund (121,400 shares)	4/29/2020	(8,844,378)	—	(138,736)

Schedule of Investments (continued)

March 31, 2019
(unaudited)
Description					Value and Unrealized Appreciation (Assets)	Value and Unrealized Depreciation (Liabilities)
Terms	Contract Type	Underlying Security	Termination Date	Notional Amount
Receive total return on underlying security and pay financing amount based on notional amount and daily U.S. Federal Funds rate plus 0.55%.	Long	NRG Energy, Inc. (207,900 shares)	4/30/2020	$8,903,255	$—	$(72,411)
Pay total return on underlying security and receive financing amount based on notional amount and daily U.S. Federal Funds rate less 0.45%.	Short	Utilities Select Sector SPDR Fund (153,300 shares)	4/30/2020	(8,865,738)	—	(51,233)
Gross unrealized gain (loss) on open total return swap agreements					$3,578,591	$(2,649,135)
Net unrealized gain on open total return swap agreements (f)					$929,456

(a)
Common stocks are listed on the New York Stock Exchange or NASDAQ and are valued at the last reported sale price on the day of valuation.

(b)
Presently non-dividend paying.

(c)
Non-controlled affiliate, a closed-end sector fund, registered as an investment company under the Investment Company Act of 1940.

(d)
Controlled affiliate valued using significant unobservable inputs.

(e)
Rate presented is as of period-end and represents the annualized yield earned over the previous seven days.

(f)
Counterparty for all open swap agreements is Morgan Stanley. At March 31, 2019, $910,000 in cash collateral was held by the Fund.

(g)
During the three months ended March 31, 2019, investments in affiliates were as follows:

Affiliate	Shares held	Net realized gain (loss) and capital gain distributions	Dividend income	Change in unrealized appreciation	Value March 31, 2019
Adams Funds Advisers, LLC (controlled)	n/a	$-	$-	$(96,000)	$471,000
Adams Natural Resources Fund, Inc. (non-controlled)	2,186,774	-	218,677	4,810,903	36,672,200
Total		$-	$218,677	$4,714,903	$37,143,200

Information regarding transactions in equity securities during the quarter can be found on our website at: www.adamsfunds.com.